SHARE CAPITAL	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
SHARE CAPITAL	SHARE CAPITAL
As of June 30, 2025, our authorized share capital was 400,000,000 (2024: 400,000,000) common shares of $1.00 each.

Our issued share capital as of June 30, 2025 was 53,726,718 (2024: 53,726,718) common shares of $1.00 each, out of which, EPS hold 31,354,390 shares (2024: 31,254,390), the public holds 21,608,501 (2024: 22,472,328) and the remaining 763,827 (2024: nil) shares are being held as treasury shares.

Treasury Shares

In November 2024, our Board of Directors approved a new share repurchase program under which the management may at its discretion, repurchase outstanding common shares worth up to approximately $40 million over a two year period. Repurchases under the share repurchase program may be made from time to time through open market repurchases or through privately negotiated transactions subject to market conditions, applicable legal requirements and other relevant factors. Repurchases are expected to be conducted through a combination of a non-discretionary plan during blackout periods and a discretionary plan during open trading windows in accordance with applicable securities laws.

As of June 30, 2025, 763,827 shares (2024: nil) have been repurchased at a cost of $4.3 million (2024: nil). The $4.3 million cost is recognized as a deduction from equity and classified as treasury shares, pending future use.